Related party transactions (Net expenses (income)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Management and administrative fees	$ 51.4		$ 49.6		$ 37.2
Interest expense	140.9		92.2		65.8
Derivative (gains) / losses	(124.9)		49.9		(32.9)
Bareboat charters	(425.0)		(375.2)		(296.1)
Seadrill
Related Party Transaction [Line Items]
Management and administrative fees	58.6	[1],[2]	47.1	[1],[2]	27.5	[1],[2]
Rig operating cost	22.4	[3]	16.5	[3]	23.7	[3]
Insurance premiums	20.8	[4]	21.8	[4]	17.3	[4]
Interest expense	38.3	[5]	87.7	[5]	65.5	[5]
Commitment fee	2.2	[6]	4.5	[6]	0	[6]
Derivative (gains) / losses	41.6	[5]	(49.9)	[5]	32.9	[5]
Bareboat charters	(25.8)	[7]	(4.9)	[7]	0	[7]
Total	158.1		122.5		166.1
West Polaris
Related Party Transaction [Line Items]
Other revenues from transactions with related party	0	[8]	(5.8)	[8]	(19.1)	[8]
Expenses from transactions with related party	$ 0	[9]	$ 5.5	[9]	$ 18.3	[9]

[1]	Technical and administrative service agreement – In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill’s subsidiaries are charged at cost plus service fee equal to approximately 5% of Seadrill’s costs and expenses incurred in connection with providing these services.
[2]	Management and administrative service agreements – In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management’s costs and expenses incurred in connection with providing these services. The agreement has an initial term for 5 years and can be terminated by provided 90 days written notice.
[3]	Rig operating costs – relates to rig operating costs charged by Seadrill in relation to costs incurred on behalf of the West Vencedor.
[4]	Insurance premiums – the Company’s drilling units are insured by a Seadrill company and the insurance premiums incurred are recharged to the Company.
[5]	Interest expense and loss on derivatives – consists of interest expense incurred on Rig Financing Agreements, Loan Agreements, discount notes and the $109.5 million T-15 Vendor Financing Loan as described within. Prior to entering the Rig Financing Agreements these costs were allocated to the Company from Seadrill based on the Company’s debt as a percentage of Seadrill’s overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.
[6]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2014 the Company drew down $0.0 million on the revolving credit facility and repaid $125.9 million. As at December 31, 2014 the outstanding balance was nil.
[7]	Bareboat charters – In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For year ended December 31, 2014 the net effect to OPCO of the bareboat charters was net income of $25.8 million (2013: net income of $(4.9) million).
[8]	Other revenues and expenses - During the year ended December 31, 2014 the Company earned no other revenues. During the year ended December 31, 2013 the Company earned other revenues within the Company's Nigerian service company of $5.8 million, relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses in the year ended December 31, 2014 were nil (2013: $5.5 million).
[9]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, generally bear interest at a rate equal to LIBOR plus approximately 4% per annum, and are intended to be settled in the ordinary course of business